THE ARBITRAGE FUNDS

The Arbitrage Credit Opportunities Fund

Supplement dated February 21, 2018 to the Summary Prospectus dated September 30, 2017

The following replaces the disclosure under the heading “Portfolio Managers” in the Summary Prospectus:

Portfolio Manager	Portfolio Manager Since
Gregory Loprete	October 2012
Robert Ryon	June 2016
John Orrico, CFA, President, CIO, Trustee of The Arbitrage Funds	January 2018

Please retain this supplement for future reference.

THE ARBITRAGE FUNDS

The Arbitrage Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Event-Driven Fund

The Arbitrage Tactical Equity Fund

Supplement dated February 21, 2018 to the Prospectus

dated September 30, 2017

The following replaces the disclosure for The Arbitrage Credit Opportunities Fund under the heading “Portfolio Managers” in the section entitled, “SUMMARY SECTION” on page 21:

Portfolio Manager	Portfolio Manager Since
Gregory Loprete	October 2012
Robert Ryon	June 2016
John Orrico, CFA, President, CIO, Trustee of The Arbitrage Funds	January 2018

The following replaces the second paragraph of the disclosure under the heading “Portfolio Managers” in the section entitled “THE ADVISER” on page 65:

Gregory Loprete, Robert Ryon and John Orrico, CFA are portfolio managers for The Arbitrage Credit Opportunities Fund. They are equally responsible for the day-to-day management of the portfolio of the Fund.

The following is added after the second paragraph of the disclosure in the section entitled “APPENDIX A: INTERMEDIARY SPECIFIC SALES CHARGE REDUCTIONS AND WAIVERS” on page 104:

MORGAN STANLEY WEALTH MANAGEMENT

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•                  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•                  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•                  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•                  Shares purchased through a Morgan Stanley self-directed brokerage account

•                  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Please retain this supplement for future reference.

THE ARBITRAGE FUNDS

The Arbitrage Fund

The Arbitrage Credit Opportunities Fund

The Arbitrage Event-Driven Fund

The Arbitrage Tactical Equity Fund

Supplement dated February 21, 2018 to the Statement of Additional Information

dated September 30, 2017, as supplemented to date

The initial paragraph and table under “STRATEGIES, SECURITIES AND RELATED RISKS” on pages 4-5 is deleted in its entirety and replaced by the following:

Subject to the investment policies and restrictions described in the prospectus and this SAI, the below table indicates which Funds may have exposure to the following securities or pursue any of the following investment strategies. The following descriptions supplement the descriptions of investment objectives, strategies, and related risks of each Fund described in the prospectus. The information below does not describe every type of investment, technique or risk to which a Fund may be exposed.

Security/Strategy	The Arbitrage Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Event Driven Fund	The Arbitrage Tactical Equity Fund
Capital Structure Arbitrage	X	X	X
Cash Management/Temporary Investments	X	X	X	X
Cleared Swaps	X	X	X	X
Commodities				X
Convertible Arbitrage	X	X	X
Credit Default Index Swaps	X	X	X	X
Credit Default Swaps	X	X	X	X
Cybersecurity Risks	X	X	X	X
Debt Securities	X	X	X	X
Derivatives	X	X	X	X
Distressed Securities	X	X	X	X
Emerging Market Investments	X	X	X	X

Security/Strategy	The Arbitrage Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Event Driven Fund	The Arbitrage Tactical Equity Fund
Event Driven Strategies	X	X	X	X
Exchange Traded Funds	X	X	X	X
Exchange Traded Notes	X	X	X	X
Foreign Corporate Debt Obligations	X	X	X	X
Foreign Currency Transactions	X	X	X	X
Foreign Securities	X	X	X	X
Illiquid Securities	X	X	X	X
Initial Public Offerings	X	X	X
Borrowing/Leverage	X	X	X	X
Loans and other Debt Instruments	X	X	X	X
Merger Arbitrage	X	X	X	X
Municipal Obligations	X	X	X	X
Options Transactions	X	X	X	X
OTC Options	X	X	X	X
Preferred Securities	X	X	X	X
Registered Investment Companies	X	X	X	X
Securities Lending	X	X	X	X
Senior Loans	X	X	X
Short Sales	X	X	X	X
Stripped Securities	X	X	X	X
Swap Agreements	X	X	X	X
Tax Risks	X	X	X	X

Security/Strategy	The Arbitrage Fund	The Arbitrage Credit Opportunities Fund	The Arbitrage Event Driven Fund	The Arbitrage Tactical Equity Fund
U.S. Government Securities		X
Valuation Risks	X	X	X	X
Warrants	X	X	X	X
When Issued, Forward Commitment, Delayed Settlement	X	X	X	X
Zero Coupon Treasury Securities	X	X	X	X

The following is added after the paragraph under the heading “MERGER ARBITRAGE” in the section entitled, “STRATEGIES, SECURITIES AND RELATED RISKS” on page 18:

A corporation’s minority shareholders may have a statutory right of appraisal to have a fair stock price determined by a judicial proceeding or by an independent valuator, which obligates the acquiring corporation to repurchase the shares at the determined price.  Appraisal rights are a protection for minority shareholders that prevent the acquiring company in a merger from paying less than the acquired company is worth to shareholders.  A Fund exercising appraisal rights may be subject to additional costs of the appraisal proceeding without receiving an increased return on its investment if the appraisal does not result in a higher share price.  A Fund exercising appraisal rights may also experience limited liquidity on its investment while the subject securities are being appraised, which may limit the Fund’s ability to pursue other investments and achieve its investment objective.

The following replaces the third table of the disclosure in the section entitled, “PORTFOLIO MANAGERS” on page 51:

The Arbitrage Credit Opportunities Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2), number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
(a) (1) Portfolio Manager’s Name (as stated in the Prospectus)	(A) Registered Investment Companies	(B) Other Pooled Investment Vehicles	(C) Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Gregory Loprete	3 Accounts $200 million	1 Account $2.7 million	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts $0
Robert Ryon	1 Account $38 million	1 Account $2.7 million	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts $0
John Orrico, CFA(1)	2 Accounts $2.28 billion	2 Accounts $13 million	0 Accounts $0	0 Accounts $0	2 Accounts $13 million	0 Accounts $0

(1) The information for Mr. Orrico is as of December 31, 2017.

As of January 31, 2018, the following replaces the information concerning John S. Orrico’s holdings in The Arbitrage Credit Opportunities Fund in the table under the heading “Disclosure of Securities Ownership” in the section entitled, “PORTFOLIO MANAGERS” on page 53:

The Arbitrage Credit Opportunities Fund	Over $1 million

The following is added after the last paragraph under the heading “Exchange Privilege” in the section entitled, “PURCHASE, REDEMPTION AND PRICING OF SHARES” on page 67:

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to DST Systems, Inc., P.O. Box 219482, Kansas City, Missouri 64121-9842 or by calling 1-800-295-4488 to obtain a form for providing written notice to the Trust.

Please retain this supplement for future reference.